Financial risk management (Details 12) - Reasonably Possible Scenario [Member] $ in Millions	Jun. 30, 2025 USD ($)
Derivatives [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (74)
Derivatives Not Designated For Hedge Accounting [Member] | Crudeoil And Oil Products Price Changes [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(69)
Derivatives Not Designated For Hedge Accounting [Member] | Soybean Oil Price Changes [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(3)
Derivatives Not Designated For Hedge Accounting [Member] | Soybean Oil Price Changes [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(1)
Derivatives Not Designated For Hedge Accounting [Member] | Soybean Oil Price Changes [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (1)